Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Restatement of Previously Issued Financial Statements [Abstract]
Schedule of restatement on the consolidated balance sheets
	As of December 31, 2021
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Goodwill	$20,152,890	$(5,995,320)	$14,157,570
Total non-current asset	42,740,835	(5,995,320)	36,745,515
Total assets	$82,349,986	$(5,995,320)	$76,354,666

Other payables and accrued liabilities	$19,269,124	$(5,995,320)	$13,273,804
Total current liabilities	34,301,001	(5,995,320)	28,305,681
Total liabilities	$34,681,052	$(5,995,320)	$28,685,732